PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 95.3%
Common Stocks
Aerospace & Defense 5.2%
Lockheed Martin Corp.	4,470	$2,175,460
Northrop Grumman Corp.	14,216	7,804,726
		9,980,186
Banks 4.0%
Bank of America Corp.	60,554	2,182,366
JPMorgan Chase & Co.	25,559	3,217,367
PNC Financial Services Group, Inc. (The)	14,561	2,356,407
		7,756,140
Beverages 5.8%
Diageo PLC (United Kingdom), ADR	7,501	1,252,442
Keurig Dr. Pepper, Inc.	93,126	3,617,014
PepsiCo, Inc.	34,551	6,273,770
		11,143,226
Capital Markets 0.7%
Goldman Sachs Group, Inc. (The)	3,814	1,313,961
Chemicals 1.3%
CF Industries Holdings, Inc.	24,332	2,585,518
Commercial Services & Supplies 2.1%
Republic Services, Inc.	30,255	4,012,418
Containers & Packaging 0.5%
Crown Holdings, Inc.	15,308	1,049,976
Diversified Consumer Services 2.2%
Service Corp. International	68,640	4,160,270
Diversified Telecommunication Services 2.7%
AT&T, Inc.	287,145	5,234,653
Electric Utilities 3.3%
American Electric Power Co., Inc.	27,060	2,379,116

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Constellation Energy Corp.	22,015	$2,081,298
Exelon Corp.	47,290	1,824,921
		6,285,335
Entertainment 2.9%
Activision Blizzard, Inc.	77,374	5,632,827
Equity Real Estate Investment Trusts (REITs) 5.2%
Alexandria Real Estate Equities, Inc.	17,581	2,554,519
AvalonBay Communities, Inc.	18,875	3,305,390
SBA Communications Corp.	15,061	4,064,964
		9,924,873
Food & Staples Retailing 2.9%
Sysco Corp.	10,131	876,939
Walmart, Inc.	33,469	4,763,643
		5,640,582
Food Products 7.3%
Hershey Co. (The)	34,438	8,222,761
Lamb Weston Holdings, Inc.	66,412	5,726,043
		13,948,804
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	34,862	3,449,246
Stryker Corp.	2,814	645,082
		4,094,328
Health Care Providers & Services 3.5%
UnitedHealth Group, Inc.	12,013	6,669,017
Hotels, Restaurants & Leisure 2.4%
McDonald’s Corp.	17,270	4,708,838

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Insurance 2.4%
Chubb Ltd.	10,565	$2,270,313
Marsh & McLennan Cos., Inc.	14,244	2,300,264
		4,570,577
IT Services 2.9%
International Business Machines Corp.	30,819	4,261,959
Mastercard, Inc. (Class A Stock)	3,781	1,240,849
		5,502,808
Machinery 1.6%
Deere & Co.	7,657	3,030,794
Metals & Mining 0.5%
Barrick Gold Corp. (Canada)	62,261	935,783
Multiline Retail 3.1%
Dollar General Corp.	23,380	5,963,069
Multi-Utilities 4.9%
CenterPoint Energy, Inc.	166,723	4,769,945
CMS Energy Corp.	48,116	2,745,018
DTE Energy Co.	17,427	1,953,741
		9,468,704
Oil, Gas & Consumable Fuels 10.4%
Cheniere Energy, Inc.	14,065	2,481,207
ConocoPhillips	18,712	2,359,396
Enbridge, Inc. (Canada)	54,963	2,140,809
Exxon Mobil Corp.	39,723	4,401,706
Hess Corp.	11,975	1,689,433
Pioneer Natural Resources Co.	6,635	1,701,280
Valero Energy Corp.	18,384	2,308,111
Williams Cos., Inc. (The)	90,973	2,977,546
		20,059,488
Pharmaceuticals 10.4%
AstraZeneca PLC (United Kingdom), ADR	57,837	3,401,394

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	98,528	$7,632,964
Eli Lilly & Co.	24,751	8,962,090
		19,996,448
Road & Rail 1.8%
TFI International, Inc. (Canada)	16,268	1,480,876
Union Pacific Corp.	10,252	2,021,079
		3,501,955
Software 0.4%
Microsoft Corp.	3,694	857,488
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	21,445	3,288,376
Wireless Telecommunication Services 1.1%
Rogers Communications, Inc. (Canada) (Class B Stock)	48,601	2,023,746

Total Long-Term Investments (cost $174,036,733)		183,340,188

Short-Term Investment 4.4%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $8,421,133)	8,421,133	8,421,133

TOTAL INVESTMENTS 99.7% (cost $182,457,866)		191,761,321
Other assets in excess of liabilities 0.3%		559,198

Net Assets 100.0%		$192,320,519

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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